Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) Times $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Class of Stock [Line Items]
Preferred stock, share authorized			25,000,000		25,000,000
Preferred stock, par value (usd per share) | $ / shares			$ 1		$ 1
Common stock, share authorized			725,000,000		725,000,000
Common stock, par value (usd per share) | $ / shares			$ 0.001		$ 0.001
Preferred stock, share issued			0
Number of common shares or units issued related to the exercise of share based compensation during the period			100,000
Number of common stock issued			12,000,000
Proceeds from issuance of common stock | $			$ 96.2
Stock options granted			916,015	265,135
Stock option per share value (usd per share) | $ / shares			$ 9.44	$ 43.99
Restricted stock units [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			243,296	63,912
Fair value of granted stock | $			$ 2.3	$ 2.9
Vesting period			3 years
Value of each restricted stock unit and performance share unit in shares			Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date.
Performance shares [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			311,691	61,774
Fair value of granted stock | $			$ 3.6	$ 3.4
Vesting period			3 years
Number of times performance units to vest, minimum | Times			0
Restricted Stock Awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			67,000	22,502
Fair value of granted stock | $			$ 0.6	$ 1.0
Stock Option [Member]
Class of Stock [Line Items]
Stock option, term			10 years
Vesting period			3 years
Weighted-average grant-date fair value of options granted (usd per share) | $ / shares	$ 3.60
Expected volatility used in computing fair value of options granted	55.10%
Expected life used in computing fair value of options granted, years	5 years 6 months
Dividend yield used in computing fair value of options granted	3.20%
Risk-free interest rate used in computing fair value of options granted	1.30%
Estimated forfeiture rate used in computing fair value of options granted	7.10%
Period of historical data used to calculate expected volatility in years	5 years
Teekay Tankers, Teekay Offshore and Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Common units aggregate value, granted | $			$ 0.7	$ 1.0
Teekay Tankers, Teekay Offshore and Teekay LNG [Member] | Restricted stock and phantom share units [Member]
Class of Stock [Line Items]
Vesting period			3 years
Common units aggregate value, granted | $	$ 4.8	$ 4.2
Teekay Offshore [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			76,084	14,603
Teekay Offshore [Member] | Phantom unit awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	599,479	102,834
Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			32,723	10,447
Teekay LNG [Member] | Phantom unit awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	131,062	32,054
Teekay Tankers [Member]
Class of Stock [Line Items]
Number of common stock issued					7,200,000
Teekay Tankers [Member] | Non-management directors [Member] | Class A common stock [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			9,358	51,948
Teekay Tankers [Member] | Officer [Member]
Class of Stock [Line Items]
Stock options granted	216,043	58,434
Stock option per share value (usd per share) | $ / shares	$ 3.74	$ 5.39
Teekay Tankers [Member] | Restricted stock units [Member] | Class A common stock [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	275,848	192,387
Teekay Tankers [Member] | Equity Option [Member] | Officer [Member]
Class of Stock [Line Items]
Stock option, term	10 years	10 years
Vesting period	3 years	3 years